UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03189

Name of Fund: BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	Summit Cash Reserves Fund
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee (a)
Bank of Montreal, Chicago, 0.23%, 3/01/12	$800	$800,000
Bank of Nova Scotia, Houston, 0.48%, 6/26/12	400	400,000
Bank of Nova Scotia, NY, 0.35%, 7/17/12	1,000	1,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.41%, 2/07/12	1,000	1,000,000
Credit Suisse, NY, 0.53%, 4/10/12	1,000	1,000,000
Deutsche Bank AG, NY:
0.39%, 2/13/12	1,000	1,000,000
0.48%, 4/30/12	1,000	1,000,000
National Australia Bank, NY:
0.39%, 2/10/12 (b)	1,000	1,000,000
0.32%, 2/21/12	1,000	1,000,000
0.49%, 6/18/12	400	400,000
Nordea Bank Finland Plc, NY, 0.46%, 4/09/12	1,000	1,000,000
Norinchukin Bank, NY, 0.18%, 2/07/12	2,500	2,500,000
Rabobank Nederland NV, NY:
0.43%, 3/01/12	1,500	1,500,000
0.47%, 4/23/12	1,000	1,000,000
Royal Bank of Canada, NY (b):
0.52%, 2/29/12	750	750,000
0.59%, 4/10/12	500	500,000
Sumitomo Mitsui Banking Corp., NY:
0.24%, 2/06/12	3,000	3,000,000
0.40%, 2/09/12	2,000	2,000,000
0.30%, 3/12/12	1,000	1,000,000
Svenska Handelsbanken, NY, 0.51%, 3/29/12	325	325,003
Toronto-Dominion Bank, NY, 0.37%, 4/17/12	1,000	1,000,000
Total Certificates of Deposit – 29.1%		23,175,003

Commercial Paper
Amsterdam Funding Corp., 0.20%, 2/28/12 (c)	500	499,925
Atlantis One Funding Corp., 0.24%, 2/13/12 (c)	1,000	999,920
Cancara Asset Securitisation LLC, 0.26%, 2/15/12 (c)	2,000	1,999,798
Charta LLC, 0.10%, 2/01/12 (c)	1,500	1,500,000
Commonwealth Bank of Australia, 0.34%, 2/15/12 (c)	1,100	1,099,855
Credit Suisse, NY, 0.47%, 2/22/12 (c)	1,000	999,726
Deutsche Bank Financial LLC, 0.16%, 2/02/12 (c)	1,000	999,996
DNB NOR Bank ASA, 0.53%, 4/12/12 (c)	1,000	998,955

Commercial Paper	Par (000)	Value
Fairway Finance Co., LLC (b):
0.33%, 3/09/12	$1,500	$1,500,000
0.33%, 4/13/12	800	800,000
0.34%, 6/11/12	500	500,000
Grampian Funding Limited LLC, 0.30%, 2/07/12 (c)	3,000	2,999,850
ING (US) Funding LLC, 0.20%, 2/29/12 (c)	1,000	999,844
JPMorgan Chase & Co., 0.32%, 3/16/12 (b)	500	500,000
Kells Funding LLC, 0.50%, 2/10/12 (b)	500	500,000
National Australia Funding, 0.47%, 7/03/12 (c)	1,000	998,002
Nordea North America, Inc. (c):
0.43%, 2/16/12	800	799,857
0.30%, 4/17/12	2,000	1,998,712
0.40%, 5/23/12	400	399,502
RBS Holdings USA, Inc., 0.28%, 2/06/12 (c)	500	499,980
Regency Markets No. 1 LLC, 0.22%, 2/21/12 (c)	2,000	1,999,756
Sumitomo Mitsui Banking Corp., 0.40%, 2/10/12 (c)	1,000	999,900
UBS Finance LLC (c):
0.48%, 2/13/12	1,000	999,840
0.21%, 2/14/12	1,000	999,924
Variable Funding (c):
0.12%, 2/15/12	2,000	1,999,907
0.11%, 2/29/12	500	499,957
Victory Receivables Corp. (c):
0.23%, 3/09/12	1,000	999,764
0.25%, 3/15/12	1,000	999,701
0.27%, 3/19/12	1,000	999,647
Westpac Banking Corp. (c):
0.50%, 7/09/12	1,000	997,792
0.49%, 8/13/12	1,500	1,496,039
Total Commercial Paper – 43.4%		34,586,149

Corporate Notes
JPMorgan Chase Bank NA, 0.60%, 2/15/13 (b)	635	635,000
Total Corporate Notes – 0.8%		635,000

Municipal Bonds (d)
City & County of San Francisco California, COP, FLOATS, VRDN, Series B001 (Morgan Stanley Bank Liquidity Facility), 0.32%, 2/07/12 (e)	700	700,000

SUMMIT CASH RESERVES FUND	JANUARY 31, 2012	1

Schedule of Investments (continued)	Summit Cash Reserves Fund
(Percentages shown are based on Net Assets)

Municipal Bonds(d)	Par (000)	Value
City of New York, New York, GO, VRDN, Sub-Series A-3, (Morgan Stanley Bank Liquidity Facility), 0.08%, 2/07/12	$1,000	$1,000,000
Connecticut State Health & Educational Facility Authority, Refunding RB, VRDN, Yale-New Haven Hospital, Series K2, (JPMorgan Chase Bank LOC), 0.06%, 2/07/12	700	700,000
County of Pitkin Colorado, Refunding RB, VRDN, Aspen Skiing Co. Project, Series A, (JPMorgan Chase & Co. LOC), 0.07%, 2/01/12	700	700,000
Eastern Michigan University, Refunding RB, VRDN, General, Series A, (JPMorgan Chase Bank LOC), 0.09%, 2/01/12	1,300	1,300,000
Michigan State HDA, Refunding RB, VRDN, Series D, (Fannie Mae LOC, Freddie Mac LOC), 0.07%, 2/07/12	495	495,000
New York City Industrial Development Agency, RB, VRDN, New York Law School Project, Series A, (JPMorgan Chase Bank LOC), 0.06%, 2/07/12	675	675,000
Rhode Island Housing & Mortgage Finance Corp., RB, VRDN, Groves at Johnston Project, AMT, (Freddie Mac LOC), 0.08%, 2/07/12	1,000	1,000,000
State of California, GO, VRDN, Series C-4, (JPMorgan Chase & Co. LOC), 0.04%, 2/01/12	1,100	1,100,000
Total Municipal Bonds – 9.6%		7,670,000

US Government Sponsored Agency Obligations
Fannie Mae Discount Notes (c):
0.23%, 7/16/12	800	799,152
0.17%, 9/10/12	560	559,413
Fannie Mae Variable Rate Notes (b):
0.32%, 9/17/12	800	799,898
0.31%, 12/20/12	500	499,910
Federal Home Loan Bank, 0.16%, 7/25/12 (c)	500	499,611
Federal Home Loan Bank Bond, 0.11%, 4/23/12	1,000	999,871
Federal Home Loan Bank Discount Notes, 0.16%, 8/14/12 (c)	810	809,298
Freddie Mac Discount Notes, 0.17%, 8/06/12 (c)	450	449,603

US Government Sponsored Agency Obligations	Par (000)	Value
Freddie Mac Variable Rate Notes, 0.24%, 9/13/13 (b)	$2,000	$1,998,040
Total US Government Sponsored Agency Obligations – 9.3%		7,414,796

US Treasury Obligations
US Treasury Notes:
4.63%, 7/31/12	1,000	1,022,418
0.38%, 8/31/12	1,200	1,201,634
4.25%, 9/30/12	1,000	1,027,363
3.38%, 11/30/12	1,000	1,026,932
Total US Treasury Obligations – 5.4%		4,278,347

Repurchase Agreements
Deutsche Bank Securities, Inc., 0.22%, 2/01/12 (Purchased on 1/31/12 to be repurchased at $4,467,027, collateralized by Freddie Mac,1.13% due 8/24/16, par and fair values of $4,532,000 and $4,556,773, respectively)	4,467	4,467,000
Total Repurchase Agreements – 5.6%		4,467,000

Total Investments (Cost - $82,226,295*) – 103.2%		82,226,295
Liabilities in Excess of Other Assets – (3.2)%		(2,548,026)
Net Assets – 100.0%		$79,678,269

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
Fannie Mae	Federal National Mortgage Association

SUMMIT CASH RESERVES FUND	JANUARY 31, 2012	2

Schedule of Investments (concluded)	Summit Cash Reserves Fund
(Percentages shown are based on Net Assets)

FLOATS	Floating Rate Securities
Freddie Mac	Federal Home Loan Mortgage Corp.
GO	General Obligation Bonds
HDA	Housing Development Authority
LOC	Letter of Credit
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$82,226,295	—	$82,226,295

[1]	See above Schedule of Investments for values in each security type.

SUMMIT CASH RESERVES FUND	JANUARY 31, 2012	3

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: March 23, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date: March 23, 2012